Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
19.	Leases
The Group leases certain office premises and equipment to support its core business under noncancelable leases. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease
components, which the Group chooses not to account for as separate components as the Group has elected the practical expedient. The Group also elected the short-term lease exemption for all contracts with lease terms of 12 months or less. As of December 31, 2020 and 2021, the Group had 4 long-term leases that were classified as financing leases. As of December 31, 2020 and 2021, the Group had no significant lease contract that has been entered into but not yet commenced.
A summary of supplemental information related to operating leases and financing leases were as follow:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Operating leases-Weighted average remaining lease term	1.73	0.84	1.66
Financing leases-Weighted average remaining lease term	3.79	2.28	1.53
Operating leases-Weighted average discount rate	7.55%	7.49%	8.04%
Financing leases-Weighted average discount rate	9.50%	8.20%	8.39%
The components of lease expense were as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Operating lease cost	27,099	42,447	47,905
Financing lease cost:
Amortization of right-of-use assets	60	161	204
Interest on lease liabilities	23	33	29
Short-term lease cost	6,016	10,612	13,902

Total	33,198	53,253	62,040

Supplemental information related to the Group’s leases were as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cash paid for operating leases	33,973	31,889	50,926
Cash paid for financing leases:
Operating cash flows from finance leases	5	16	41
Financing cash flows from finance leases	68	169	192
Non-cash
ROU assets in exchange for new lease liabilities:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Operating leases	77,453	58,329	28,021
Financing leases	—	304	19

The following is a maturity analysis as of December 31, 2021:

	As of December 31,
	2021
	Operating Leases	Financing Leases
	RMB	RMB

2021	—	—
2022	45,795	205
2023	14,368	75
2024	2,026	—
2025 and thereafter	—	—
Subtotal	62,189	280
Less: imputed interest	(3,863)	(16)

Lease liabilities	58,326	264